Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Other Intangible Assets [Abstract]
Amortization of intangible assets	$ 7.0	$ 9.0	$ 20.5	$ 27.4